Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000108407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
Average Annual Return, Percent	2.87%	9.73%	9.40%
C000108408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
C000142551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
C000142728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Average Annual Return, Percent	14.51%	25.71%	3.39%
C000142729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
C000142730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
C000102754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
Average Annual Return, Percent	5.66%	3.61%	3.92%
C000102755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
C000142548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
C000111981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Lyons Tactical Allocation Fund
Average Annual Return, Percent	(2.24%)	5.24%	4.98%
C000111982
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Lyons Tactical Allocation Fund
C000142553
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Lyons Tactical Allocation Fund
C000102760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Average Annual Return, Percent	9.50%	9.35%	7.19%
C000102761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
C000142550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Without Sales Load [Member] | C000108407
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	11.04%	10.05%
Without Sales Load [Member] | C000108408
Average Annual Return [Line Items]
Average Annual Return, Percent	8.30%	10.22%	9.23%
Without Sales Load [Member] | C000142551
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	11.31%	10.32%
Without Sales Load [Member] | C000142728
Average Annual Return [Line Items]
Average Annual Return, Percent	21.51%	27.21%	4.00%
Without Sales Load [Member] | C000142729
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%	26.25%	3.24%
Without Sales Load [Member] | C000142730
Average Annual Return [Line Items]
Average Annual Return, Percent	21.80%	27.52%	4.27%
Without Sales Load [Member] | C000102754
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%	4.84%	4.54%
Without Sales Load [Member] | C000102755
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%	4.05%	3.76%
Without Sales Load [Member] | C000142548
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	5.10%	4.81%
Without Sales Load [Member] | C000111981
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%	6.49%	5.61%
Without Sales Load [Member] | C000111982
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	5.71%	4.82%
Without Sales Load [Member] | C000142553
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	6.76%	5.87%
Without Sales Load [Member] | C000102760
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%	10.65%	7.83%
Without Sales Load [Member] | C000102761
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	9.83%	7.02%
Without Sales Load [Member] | C000142550
Average Annual Return [Line Items]
Average Annual Return, Percent	16.44%	10.92%	8.10%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	16.69%	14.18%	10.55%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	16.69%	14.18%	10.55%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	16.69%	14.18%	10.55%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent	25.76%	26.06%	3.36%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent	25.76%	26.06%	3.36%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent	25.76%	26.06%	3.36%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent	16.46%	13.81%	8.09%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent	16.46%	13.81%	8.09%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent	16.46%	13.81%	8.09%